Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 9. Related Party Transactions
Self Administration Transaction
On June 28, 2019, we, our Operating Partnership and SmartStop TRS entered into a series of transactions, agreements, and amendments to our existing agreements and arrangements with our then-sponsor, SAM, and SmartStop OP Holdings, LLC (“SS OP Holdings”), a subsidiary of SAM, pursuant to which, effective June 28, 2019, we acquired the self storage advisory, asset management and property management businesses and certain joint venture interests of SAM, along with certain other assets of SAM (collectively, the “Self Administration Transaction”). In relation to the Self Administration Transaction, SS OP Holdings received 3,283,302
Class A-2
limited partnership units of the Operating Partnership, See Note 11 – Commitment and Contingencies – Contingent Earnount for additional information.
As a result of the Self Administration Transaction, SAM is no longer our sponsor, and we became self-managed and succeeded to the advisory, asset management and property management businesses and certain joint ventures previously in place for us, SST IV (until the SST IV Merger Date), and SSGT II (until the SSGT II Merger Date), and we acquired the internal capability to originate, structure and manage additional future self storage investment products which would be sponsored by SmartStop REIT Advisors, LLC (“SRA”), our indirect subsidiary. The Former Dealer Manager Agreement and the transfer agent agreement described below were not impacted by the Self Administration Transaction.
Our Chief Executive Officer, who is also the Chairman of our board of directors, holds ownership interests in and is an officer of SAM, and other affiliated entities. Our Chief Executive Officer also indirectly holds an ownership interest in our Former Dealer Manager. Previously, certain of our executive officers and another member of our board of directors held ownership interests in and/or were officers of SAM, and other affiliated entities. Accordingly, any agreements or transactions we have entered into with such entities may present a conflict of interest. None of SAM and its affiliates or our directors or executive officers receive any compensation, fees or reimbursements from our Managed REITs, other than with respect to fees and reimbursements in accordance with the Administrative Services Agreement and the transfer agent agreement, or as otherwise described in this section.
Former Dealer Manager Agreement
In connection with our Primary Offering, our Former Dealer Manager received a sales commission of up to 7.0% of gross proceeds from sales of Class A Shares and up to 2.0% of gross proceeds from the sales of Class T Shares in the Primary Offering and a dealer manager fee of up to 3.0% of gross proceeds from sales of both Class A Shares and Class T Shares in the Primary Offering under the terms of the Former Dealer Manager Agreement. In addition, our Former Dealer Manager received an ongoing stockholder servicing fee as discussed in Note 2 – Summary of Significant Accounting Policies – Organization and Offering Costs.
Affiliated Former Dealer Manager
SAM indirectly owns a 15%
non-voting
equity interest in our Former Dealer Manager. Affiliates of our Former Dealer Manager own limited partnership interests in our Operating Partnership.
Transfer Agent Agreement
SAM owns 100% of the membership interests of Strategic Transfer Agent Services, LLC, our transfer agent (“Transfer Agent”), which is a registered transfer agent with the SEC. Pursuant to our transfer agent agreement, our Transfer Agent provides transfer agent and registrar services to us. These services are substantially similar to what a third party transfer agent would provide in the ordinary course of performing its functions as a transfer agent, including, but not limited to: providing customer service to our stockholders, processing the distributions and any servicing fees with respect to our shares and issuing regular reports to our stockholder. Our Transfer Agent may retain and supervise third party vendors in its efforts to administer certain services. We believe that our Transfer Agent, through its knowledge and understanding of the direct participation program industry which includes non-traded
REITs, is particularly suited to provide us with transfer agent and registrar services. Our Transfer Agent also conducts transfer agent and registrar services for our Managed REITs and other affiliates.
Fees paid to our Transfer Agent include a fixed quarterly fee, one-time
account setup fees, monthly open account fees and fees for investor inquiries. In addition, we will reimburse our Transfer Agent for all reasonable expenses or other changes incurred by it in connection with the provision of its services to us, and we will pay our Transfer Agent fees for any additional services we may request from time to time, in accordance with its rates then in effect. Upon the request of our Transfer Agent, we may also advance payment for substantial reasonable out-of-pocket
expenditures to be incurred by it.
The initial term of the transfer agent agreement was three years, which term is automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the year ended December 31, 2021 and the nine months ended September 30, 2022, as well as any related amounts payable as of December 31, 2021 and September 30, 2022:

	Year Ended December 31, 2021			Nine Months Ended September 30, 2022
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent fees	$967,341	$916,349	$86,992	$920,483	$938,724	$68,751
Additional paid-in capital
Transfer Agent fees	150,000	150,000	—	100,000	100,000	—
Stockholder servicing fee (1)	161,545	636,654	156,320	53,660	209,980	—
Stockholder servicing fee—SST IV (2)	1,155,887	814,908	340,979	—	—	340,979

Total	$2,434,773	$2,517,911	$584,291	$1,074,143	$1,248,704	$409,730

(1)
We paid our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the year ended December 31, 2021 and the nine months ended September 30, 2022 represent adjustments to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the cessation date of such stockholder servicing fee of March 31, 2022.

(2)	Represents the stockholder servicing fee liability assumed in the SST IV Merger.
Acquisition of Self Storage Platform from SAM and Other Transactions
As a result of the Self Administration Transaction, we acquired the self storage sponsorship platform of SAM. Accordingly, the advisor and property manager entities of SST IV and SSGT II became our indirect subsidiaries, and we became entitled to receive various fees and expense reimbursements under the terms of the SST IV and SSGT II advisory and property management agreements as described below. In addition, we also own the advisor and property manager entities of SST VI and SSGT III and are entitled to receive various fees and expense reimbursements under the terms of the SST VI and SSGT III advisory and property management agreements as described below.
Advisory Agreement Fees
Our indirect subsidiaries, Strategic Storage Advisor IV, LLC, the advisor to SST IV (the “SST IV Advisor”), SS Growth Advisor II, LLC, the advisor to SSGT II (the “SSGT II Advisor”), the SST VI Advisor, and the SSGT III Advisor are or were entitled to receive various fees and expense reimbursements under the terms of the SST IV, SSGT II, SST VI, and SSGT III advisory agreements.
SST IV Advisory Agreement
The SST IV Advisor provided acquisition and advisory services to SST IV pursuant to an advisory agreement (the “SST IV Advisory Agreement”) with SST IV up until the SST IV Merger on March 17, 2021.

Effective April 30, 2020, SST IV suspended its offering due to various factors, including the uncertainty relating to the ongoing
COVID-19
outbreak and its potential economic impact, the status of fundraising in the non-traded
REIT industry due to such uncertainty and the termination of its dealer manager agreement. SST IV’s public offering terminated on September 11, 2020.
The SST IV Advisor received a monthly asset management fee equal to 0.0833%, which is one-twelfth
of 1%, of SST IV’s aggregate asset value, as defined. The SST IV Advisor was potentially also entitled to various subordinated distributions under SST IV’s operating partnership agreement pursuant to the special limited partnership interest and its cash flow participation distribution rights if SST IV (1) listed its shares of common stock on a national exchange, (2) terminated the SST IV Advisory Agreement, (3) liquidated its portfolio, or (4) entered into an Extraordinary Transaction, as defined in the SST IV operating partnership agreement.
Effective March 17, 2021, in connection with the SST IV Merger, the SST IV Advisory Agreement was terminated and none of the aforementioned subordinated distributions or fees were paid. As a result of us acquiring SST IV and terminating such contracts, we recorded a write-off
of approximately $5.3 million related to the carrying value of the SST IV Advisory Agreement contract. Similarly, we recorded a write-off
of approximately $1.2 million related to our special limited partnership interest, which per the terms of the SST IV Merger Agreement, terminated without consideration.
As a result of the Self Administration Transaction, we recorded a deferred tax liability, which was the result of the difference between the GAAP carrying value of the SST IV Advisory Agreement and its carrying value for tax purposes. As we reduced the GAAP carrying value of such intangible asset, as noted above, we adjusted the corresponding value of our related deferred tax liability by approximately $1.3 million during the three months ended March 31, 2021, and recorded such adjustment as other income within the other line-item in our consolidated statements of operations.
SSGT II Advisory Agreement
The SSGT II Advisor provided acquisition and advisory services to SSGT II pursuant to an advisory agreement (the “SSGT II Advisory Agreement”) with SSGT II up until the SSGT II Merger on June 1, 2022.
Effective as of April 30, 2020, SSGT II suspended its offering due to various factors, including the uncertainty relating to the ongoing
COVID-19
outbreak and its potential economic impact, the status of fundraising in the non-traded
REIT industry due to such uncertainty and the termination of its dealer manager agreement.
The SSGT II Advisor received a monthly asset management fee equal to 0.1042%, which is one-twelfth
of 1.25%, of SSGT II’s aggregate asset value, as defined. The SSGT II Advisor was potentially entitled to various subordinated distributions under SSGT II’s operating partnership agreement pursuant to the special limited partnership interest and its cash flow participation distribution rights.
Effective June 1, 2022, in connection with the SSGT II Merger, the SSGT II Advisory Agreement was terminated and pursuant to the SSGT II operating partnership agreement, a subordinated distribution of approximately $16.1 million was otherwise due. As a result, we recorded a gain of approximately $16.1 million related to our special limited partnership interest and recorded this within gain on preexisting equity interests upon acquisition of control in our consolidated statement of operations. As a result of our acquisition of SSGT II and terminating the SSGT II Advisory Agreement, we recorded a write-off
of approximately $1.4 million related to the carrying value of the SSGT II Advisory Agreement contract.

As a result of the Self Administration Transaction, we recorded a deferred tax liability, which was the result of the difference between the GAAP carrying value of the SSGT II Advisory Agreement and its carrying value for tax purposes. As we reduced the GAAP carrying value of such intangible asset, as noted above, we adjusted the corresponding value of our related deferred tax liability by approximately $0.3 million on June 1, 2022, and recorded such adjustment to the income tax (expense) benefit line-item in our consolidated statements of operations.
SST VI Advisory Agreement
The SST VI Advisor provides acquisition and advisory services to SST VI pursuant to an advisory agreement (the “SST VI Advisory Agreement”). In connection with the SST VI private placement offering, SST VI was required to reimburse the SST VI Advisor for organization and offering costs from the SST VI private offering pursuant to the SST VI Advisory Agreement.
Pursuant to the SST VI Advisory Agreement, the SST VI Advisor will receive acquisition fees equal to 1.00% of the contract purchase price of each property SST VI acquires plus reimbursement of any acquisition expenses that SST VI Advisor incurs. The SST VI Advisor also receives a monthly asset management fee equal to 0.0625%, which is one-twelfth
of 0.75%, of SST VI’s aggregate asset value, as defined.
The SST VI Advisor may also be potentially entitled to a subordinated distribution under SST VI’s operating partnership agreement if SST VI (1) lists its shares of common stock on a national exchange, (2) terminates the SST VI Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in the SST VI operating partnership agreement.
The SST VI Advisory Agreement provides for reimbursement of the SST VI Advisor’s direct and indirect costs of providing administrative and management services to SST VI. Beginning four fiscal quarters after commencement of SST VI’s public offering, which was declared effective March 17, 2022, the SST VI Advisor will be required to pay or reimburse SST VI the amount by which SST VI’s aggregate annual operating expenses, as defined, exceed the greater of 2% of SST VI’s average invested assets or 25% of SST VI’s net income, as defined, unless a majority of SST VI’s independent directors determine that such excess expenses were justified based on unusual and non-recurring
factors.
On March 1, 2022, Pacific Oak Holding Group, LLC, became a 10%
non-voting
member of the SST VI Advisor. Pacific Oak Capital Markets, LLC (a subsidiary of Pacific Oak Holding Group, LLC) is SST VI’s dealer manager, and as such, is responsible for the marketing of SST VI shares being offered pursuant to SST VI’s private offering, and subsequent to March 17, 2022, SST VI’s public offering. On October 25, 2022, we, through one of our subsidiaries also agreed to pay SST VI’s dealer manager an amount equal to 1.5% of the gross offering proceeds from the sale of Class W shares sold in their public offering.
Additionally, in connection with the commencement of SST VI’s public offering, the SST VI Advisor agreed that it will fund on behalf of SST VI, an amount equal to 1% of the gross offering proceeds from the sale of Class W shares sold in their initial public offering, which amount shall be used by SST VI towards the payment of its offering expenses. Through September 30, 2022, the SST VI Advisor had incurred such reimbursable costs in the amount of approximately $15,000.
SSGT III Advisory Agreement
The SSGT III Advisor provides acquisition and advisory services to SSGT III pursuant to an advisory agreement (the “SSGT III Advisory Agreement”). In connection with the SSGT III private placement offering, which became effective on May 18, 2022, SSGT III is required to reimburse the SSGT III Advisor for organization and offering costs from the SSGT III private offering pursuant to the SSGT III Advisory Agreement.
Pursuant to the SSGT III Advisory Agreement, the SSGT III Advisor will receive acquisition fees equal to 1.00% of the contract purchase price of each property SSGT III acquires plus reimbursement of acquisition expenses that SSGT III Advisor incurs, provided, however, that no reimbursement shall be made for costs of personnel to the extent that such personnel perform services in transactions for which the Advisor receives the Acquisition Fee. The SSGT III Advisor also receives a monthly asset management fee equal to 0.0625%, which is one-twelfth
of 0.75%, of SSGT III’s aggregate asset value, as defined. The SSGT III Advisor is also entitled to receive a disposition fee equal to 1.5% of the contract sale price for any properties sold inclusive of any real estate commissions paid to third party real estate brokers. Through a separate agreement, Pacific Oak Holding Group, LLC, the parent company of Pacific Oak Capital Markets, LLC, the dealer manager for the SSGT III private offering, is entitled to receive 10% of the acquisition fees, asset management fees and disposition fees SSGT III Advisor earns pursuant to the SSGT III Advisory Agreement.
The SSGT III Advisor may also be potentially entitled to various subordinated distributions under SSGT III’s operating partnership agreement if SSGT III (1) lists its shares of common stock on a national exchange, (2) terminates the SSGT III Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in the SSGT III operating partnership agreement.
The SSGT III Advisory Agreement provides for reimbursement of the SSGT III Advisor’s direct and indirect costs of providing administrative and management services to SSGT III.
Managed REIT Property Management Agreements
Our indirect subsidiaries, Strategic Storage Property Management IV, LLC, SS Growth Property Management II, LLC, Strategic Storage Property Management VI, LLC, and SS Growth Property Management III, LLC, (collectively the “Managed REITs Property Managers”), are entitled to receive fees for their services in managing the properties owned by the Managed REITs pursuant to property management agreements entered into between the owner of the property and the applicable Managed REIT’s Property Manager.
The Managed REITs’ Property Managers will receive a property management fee equal to 6% of the gross revenues from the properties, generally subject to a monthly minimum of $3,000 per property, plus reimbursement of the costs of managing the properties, and a one-time
fee of $3,750 for each property acquired that would be managed by the Managed REITs’ Property Managers. Reimbursable costs and expenses include wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties. Pursuant to the property management agreements, we through our Operating Partnership employ the on-site
staff for the Managed REITs’ properties.
The SST IV, SST VI, and SSGT III property managers are or were entitled to a construction management fee equal to 5% of the cost of a related construction or capital improvement work project in excess of $10,000.
Effective March 17, 2021, in connection with the SST IV Merger, the SST IV property management contracts were terminated. As a result of us acquiring SST IV and terminating such contracts, we recorded a write-off
of approximately $1.9 million related to the carrying value of the SST IV property management contracts.

Effective June 1, 2022, in connection with the SSGT II Merger, the SSGT II property management contracts were terminated. As a result of us acquiring SSGT II and terminating such contracts, we recorded a write-off
of approximately $0.6 million related to the carrying value of the SSGT II property management contracts.
In connection with the Self Administration Transaction, we previously recorded a deferred tax liability, which was the result of the difference between the GAAP carrying value of the SST IV and SSGT II property management contracts and their carrying values for tax purposes. As we reduced the GAAP carrying value of such intangible assets, we adjusted the value of our deferred tax liability on a pro-rata
basis, reducing the deferred tax liability by approximately $0.5 million during the three months ended March 31, 2021 related to the SST IV Merger and $0.2 million during the three months ended June 30, 2022 related to the SSGT II Merger, and recorded such adjustments as within the income tax (expense) benefit line-item in our consolidated statement of operations.
Summary of Fees and Revenue Related to the Managed REITs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Managed REIT Platform Revenues	2022	2021	2022	2021
Asset Management:
SST IV (1)	$—	$—	$—	$716,278
SSGT II (2)	—	462,178	798,395	1,383,298
SST VI	401,078	59,290	875,618	87,335
SSGT III	50,142	—	50,142	—

	451,220	521,468	1,724,155	2,186,911
Property Management:
SST IV (1)	—	—	—	346,179
SSGT II (2)	—	202,523	407,706	499,085
SST VI	157,282	30,515	359,989	46,908
SSGT III	17,952	—	17,952	—

	175,234	233,038	785,647	892,172
Tenant Protection Program:
SST IV (1)	—	—	—	285,959
SSGT II (2)	—	158,798	250,156	425,009
SST VI	121,807	56,259	267,560	88,496
SSGT III	3,622	—	3,622	—

	125,429	215,057	521,338	799,464
Acquisition Fees:
SST VI	519,755	135,000	1,581,280	211,903
SSGT III	456,000	—	456,000	—

	975,755	135,000	2,037,280	211,903
Other Managed REIT revenue (3)	327,586	158,466	809,034	518,610

Total Managed REIT Platform Revenue	$2,055,224	$1,263,029	$5,877,454	$4,609,060

(1)
On March 17, 2021, we acquired SST IV and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SST IV is now included in ancillary operating revenue in our consolidated statements of operations.

(2)
On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.

(3)	Such revenue primarily includes construction management fees, development fees, and other miscellaneous revenues.
We may offer tenant insurance or tenant protection programs to customers at our Managed REITs’ properties pursuant to which we, as the property manager and majority shareholder of the Tenant Protection Program joint ventures, are entitled to substantially all of the net revenue attributable to the sale of such tenant programs.
In order to protect our interest in receiving these revenues in light of the fact that the Managed REITs control the properties, we and the Managed REITs transferred our respective rights in such arrangements to a joint venture entity owned 99.9% by us through a TRS subsidiary and 0.1% by the Managed REIT. Under the terms of the operating agreements of the joint venture entities, we receive 99.9% of the net revenues generated from such Tenant Protection Programs and the Managed REIT receives the other 0.1% of such net revenues. Subsequent to the SST IV Merger and the SSGT II Merger, the SST IV and SSGT II Tenant Protection Programs joint ventures are wholly owned by us and such revenue is generated at our now wholly-owned self storage properties and is recorded within ancillary operating revenue in our consolidated statements of operations.
Reimbursable costs from Managed REITs includes reimbursement of SST IV (until the SST IV Merger Date), SSGT II (until the SSGT II Merger Date), SST VI and SSGT III’s Advisors’ direct and indirect costs of providing administrative and management services to the Managed REITs. Additionally, reimbursable costs includes reimbursement pursuant to the property management agreements for reimbursement of the costs of managing the Managed REITs’ properties, including wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties.
As of September 30, 2022 and December 31, 2021 we had receivables due from the Managed REITs totaling approximately $1.2 million and $1.4 million, respectively. Such amounts are included in investments in and advances to the Managed REITs line-item in our consolidated balance sheets. Such amounts included unpaid amounts relative to the above table, in addition to other direct routine expenditures of the Managed REITs that we directly funded.
Investment in SST VI OP and Loan to SST VI OP
On March 10, 2021, SmartStop OP made an investment of $5.0 million in SST VI OP, in exchange for common units of limited partnership interest in SST VI OP.
On March 11, 2021, SST VI OP, through a wholly-owned subsidiary, used these funds, in part, to acquire its first self storage facility in Phoenix, Arizona for approximately $16 million. In connection with SST VI OP’s acquisition of the Phoenix property, we provided a $3.5 million mezzanine loan to a wholly-owned subsidiary of SST VI OP with an initial interest rate of 8.5% and term of six months; as well as a 180 day extension option which was exercised and increased the interest rate to 9.25% for the remainder of the term.
On April 16, 2021, in connection with SST VI OP’s investment in a real estate joint venture property located in North York, Ontario Canada, we provided a $2.1 million term loan with similar terms as the mezzanine loan discussed above.

On November 12, 2021, SST VI OP repaid the outstanding balance on the $3.5 million mezzanine loan and the $2.1 million term loan along with all accrued interest. The loans were terminated in accordance with the mezzanine loan agreement and the term loan agreement without fees or penalties.
On December 30, 2021, in connection with SST VI’s acquisition of two self storage facilities, SmartStop OP entered into a mezzanine loan agreement with SST VI OP for up to $45 million (the “SST VI Mezzanine Loan”). The SST VI Mezzanine Loan required a commitment fee equal to 1.0% of the amount drawn at closing of the SST VI Mezzanine Loan. The SST VI Mezzanine Loan is secured by a pledge of the equity interest in the indirect, wholly-owned subsidiaries of SST VI that collectively currently own three self storage facilities. SST VI OP also serves as a non-recourse
guarantor.
The interest rate on the SST VI Mezzanine Loan is a variable rate equal to LIBOR plus 3%. Payments on the SST VI Mezzanine Loan are interest only until December 30, 2022, which is the initial maturity date of the SST VI Mezzanine Loan. SST VI OP may, in certain circumstances, extend the ultimate maturity date of the SST VI Mezzanine Loan through December 30, 2023 upon written notice to us, in which event the interest rate of the SST VI Mezzanine Loan will increase to LIBOR plus 4% per annum. The SST VI Mezzanine Loan may be prepaid in whole or in part at any time without fees or penalty and, in certain circumstances, equity interests securing the SST VI Mezzanine Loan may be released from the pledge of collateral. As of September 30, 2022 and December 31, 2021, SST VI OP had borrowed $25.0 million and $6.8 million, respectively, pursuant to the SST VI Mezzanine Loan, and we were potentially required to fund an additional $20.0 million as of September 30, 2022.
For the three and nine months ended September 30, 2022, we recorded a loss related to our equity interest in SST VI OP of approximately $0.2 million and $0.5 million, respectively, and received distributions in the amount of approximately $0.1 million and $0.2 million, respectively. The loss related to our equity interest in SST VI OP is recorded within the Other line item in our consolidated statements of operations, and the distributions received directly reduce our equity interest in SST VI OP.
As discussed in Note 2 – Summary of Significant Accounting Policies, due to our equity interest in SST VI OP, we consolidated this investment from March 10, 2021 (the date of our initial investment in SST VI OP) until May 1, 2021.
Investment in SSGT III OP and Loan to SSGT III OP
On August 9, 2022, in connection with SSGT III’s acquisition of two self storage facilities, SmartStop OP, L.P. entered into a mezzanine loan agreement with SSGT III Mezz, LLC, a wholly-owned subsidiary of SSGT III, for up to $50.0 million (the “SSGT III Mezzanine Loan Facility”), of which $42.0 million was funded as an initial draw at the time of closing. The SSGT III Mezzanine Loan Facility requires a commitment fee equal to 1.0% of the amount drawn at each closing of the SSGT III Mezzanine Loan Facility. The SSGT III Mezzanine Loan Facility is secured by a pledge of the equity interest in the indirect, wholly-owned subsidiaries of SSGT III, that owned two self storage facilities in Florida as of September 30, 2022. SS Growth Operating Partnership III, L.P., the primary operating partnership of SSGT III, also serves as a non-recourse
guarantor.
The interest rate on the SSGT III Mezzanine Loan Facility is a variable rate equal to SOFR plus 3.5%. Payments on the SSGT III Mezzanine Loan Facility are interest only until August 9, 2023, which is the initial maturity date of the SSGT III Mezzanine Loan Facility. SSGT III may, in certain circumstances, extend the ultimate maturity date of the SSGT III Mezzanine Loan Facility until August 9, 2024 upon written notice to us, in which event the interest rate of the SSGT III Mezzanine Loan Facility will increase to SOFR plus 4.5% per annum. The SSGT III Mezzanine Loan Facility may be prepaid in whole or in part at any time without fees or penalty and, in certain circumstances, equity interests securing the SSGT III Mezzanine Loan Facility may be released from the pledge of collateral. Pursuant to the SSGT III Mezzanine Loan Facility, SSGT III OP borrowed $42.0 million at the time of closing, of which, $42.0 million was repaid as of September 30, 2022. As of December 31, 2021, no borrowings had occurred in connection with the SSGT III Mezzanine Loan Facility, as it was not established until August 9, 2022. Pursuant to the SSGT III Mezzanine Loan Facility, as of September 30, 2022 we were potentially required to fund an additional $8.0 million.
On August 29, 2022, SmartStop OP made an investment of $5.0 million in SSGT III OP, in exchange for common units of limited partnership interest in SSGT III OP.
For the three and nine months ended September 30, 2022, we recorded a loss related to our equity interest in SSGT III OP of approximately $0.1 million and $0.1 million, respectively, and received distributions in the amount of approximately $2,000 and $2,000, respectively. The loss related to our equity interest in SSGT III OP is recorded within the Other line item in our consolidated statements of operations, and the distributions received directly reduce our equity interest in SSGT III OP.
Administrative Services Agreement
On June 28, 2019, we along with our Operating Partnership, SmartStop TRS and SSA (collectively, the “Company Parties”) entered into an Administrative Services Agreement with SAM (the “Administrative Services Agreement”), which, as amended, requires that the Company Parties will be reimbursed for providing certain operational and administrative services to SAM which may include, without limitation, accounting and financial support, IT support, HR support, advisory services and operations support, and administrative support as set forth in the Administrative Services Agreement and SAM will be reimbursed for providing certain operational and administrative services to the Company Parties which may include, without limitation, due diligence support, marketing, fulfillment and offering support, events support, insurance support, and administrative and facilities support. SAM and the Company Parties will reimburse one another based on the actual costs of providing their respective services. Additionally, SAM will pay the Company Parties an allocation of rent and overhead for the portion it occupies in the Ladera Office. The initial term of the agreement was three years, with automatic one-year
renewals, and is subject to certain adjustments as defined in the agreement.
For the three and nine months ended September 30, 2022, we incurred reimbursements payable to SAM under the Administrative Services Agreement of approximately $80,000 and approximately $200,000, respectively, which were recorded in the Managed REIT Platform expenses line item in our consolidated statement of operations. For the three and nine months ended September 30, 2021, we incurred reimbursements payable to SAM under the Administrative Services Agreement of approximately $365,000 and approximately $380,000, respectively, which were recorded in the Managed REIT Platform expenses line item in our consolidated statement of operations.
We recorded reimbursements from SAM of approximately $265,000 and $590,000 during the three and nine months ended September 30, 2022, respectively, related to services provided to SAM as well as reimbursements of rent and overhead for the portion of the Ladera Office occupied by SAM, which were included in Managed REIT Platform revenue in our consolidated statements of operations. We recorded reimbursements from SAM of approximately $155,000 and $420,000 during the three and nine months ended September 30, 2021, respectively, related to services provided to SAM as well as reimbursements of rent and overhead for the portion of the Ladera
Office occupied by SAM, which were included in Managed REIT Platform revenue in our consolidated statements of operations.
As of September 30, 2022 and December 31, 2021, a receivable of approximately $40,000 and $60,000 was due from SAM related to the Administrative Services Agreement, respectively.

Note 10. Related Party Transactions
Through the closing of the Self Administration Transaction on June 28, 2019, we incurred expenses under the following advisory and property management agreements; commencing on such closing and continuing thereafter we no longer incur such expenses. The Former Dealer Manager Agreement and the Transfer Agent Agreement described below were not impacted by the Self Administration Transaction.
Former Dealer Manager Agreement
In connection with our Primary Offering, our Former Dealer Manager received a sales commission of up to 7.0% of gross proceeds from sales of Class A Shares and up to 2.0% of gross proceeds from the sales of Class T Shares in the Primary Offering and a dealer manager fee up to 3.0% of gross proceeds from sales of both Class A Shares and Class T Shares in the Primary Offering under the terms of the Former Dealer Manager Agreement. In addition, our Former Dealer Manager receives an ongoing stockholder servicing fee as discussed in Note 2 – Summary of Significant Accounting Policies – Organization and Offering Costs.
Affiliated Former Dealer Manager
SAM owns a 15%
non-voting
equity interest in our Former Dealer Manager. Affiliates of our Former Dealer Manager own limited partnership interests in our Operating Partnership.

Transfer Agent Agreement
SAM owns 100% of the membership interests of Strategic Transfer Agent Services, LLC, our transfer agent (“Transfer Agent”), which is a registered transfer agent with the SEC. Pursuant to our transfer agent agreement, our Transfer Agent provides transfer agent and registrar services to us. These services are substantially similar to what a third party transfer agent would provide in the ordinary course of performing its functions as a transfer agent, including, but not limited to: providing customer service to our stockholders, processing the distributions and any servicing fees with respect to our shares and issuing regular reports to our stockholder. Our Transfer Agent may retain and supervise third party vendors in its efforts to administer certain services. We believe that our Transfer Agent, through its knowledge and understanding of the direct participation program industry which includes non-traded
REITs, is particularly suited to provide us with transfer agent and registrar services. Our Transfer Agent also conducts transfer agent and registrar services for other non-traded
REITs sponsored by SRA.
Fees paid to our Transfer Agent include a fixed quarterly fee, one-time
account setup fees, monthly open account fees and fees for investor inquiries. In addition, we will reimburse our Transfer Agent for all reasonable expenses or other changes incurred by it in connection with the provision of its services to us, and we will pay our Transfer Agent fees for any additional services we may request from time to time, in accordance with its rates then in effect. Upon the request of our Transfer Agent, we may also advance payment for substantial reasonable out-of-pocket
expenditures to be incurred by it.
The initial term of the transfer agent agreement is three years, which term will be automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.
Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the years ended December 31, 2020 and 2021, as well as any related amounts payable as of December 31, 2020 and 2021.

	Year Ended December 31, 2020			Year Ended December 31, 2021
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent fees	$525,108	$489,108	$36,000	$967,341	$916,349	$86,992
Additional paid-in capital
Transfer Agent expenses	—	—	—	150,000	150,000	—
Stockholder servicing fee (1)	—	645,911	631,429	161,545	636,654	156,320
Stockholder servicing fees - SST IV (2)	—	—	—	1,155,887	814,908	340,979

Total	$525,108	$1,135,019	$667,429	$2,434,773	$2,517,911	$584,291

(1)
We pay our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the year ended December 31, 2021 represents an adjustment to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the current estimated cessation date (March 31, 2022) of such stockholder servicing fee.

(2)	Represents the stockholder servicing fee liability assumed in the SST IV Merger.
Please see Note 3 – Real Estate Facilities and Note 5 – Self Administration Transaction for additional information.
Acquisition of Self Storage Platform from SmartStop Asset Management, LLC and Other Transactions
As a result of the Self Administration Transaction, we acquired the self storage sponsorship platform of SAM. Accordingly, the advisor and property manager entities of SST IV and SSGT II became our indirect subsidiaries, and we became entitled to receive various fees and expense reimbursements under the terms of the SST IV and SSGT II advisory and property management agreements as described below. In addition, we also own the advisor and property manager entities of SST VI and are entitled to receive various fees and expense reimbursements under the terms of the SST VI advisory and property management agreements as described below.
Advisory Agreement Fees
Our indirect subsidiaries, Strategic Storage Advisor IV, LLC, the advisor to SST IV (the “SST IV Advisor”), SS Growth Advisor II, LLC, the advisor to SSGT II (the “SSGT II Advisor”), and Strategic Storage Advisor VI, LLC, the advisor to SST VI (the “SST VI Advisor”) are or were entitled to receive various fees and expense reimbursements under the terms of the SST IV, SSGT II, and SST VI advisory agreements.
SST IV Advisory Agreement
The SST IV Advisor provided acquisition and advisory services to SST IV pursuant to an advisory agreement (the “SST IV Advisory Agreement”) to SST IV up until the SST IV Merger on March 17, 2021.
Effective April 30, 2020, SST IV suspended its offering due to various factors, including the uncertainty relating to the ongoing
COVID-19
outbreak and its potential economic impact, the status of fundraising in the non-traded
REIT industry due to such uncertainty and the termination of their dealer manager agreement. SST IV’s public offering terminated on September 11, 2020.
The SST IV Advisor received a monthly asset management fee equal to 0.0833%, which is one-twelfth
of 1%, of SST IV’s aggregate asset value, as defined. The SST IV Advisor was potentially also entitled to various subordinated distributions under SST IV’s operating partnership agreement pursuant to the special limited partnership interest and its cash flow participation distribution rights if SST IV (1) listed its shares of common stock on a national exchange, (2) terminated the SST IV Advisory Agreement, (3) liquidated its portfolio, or (4) entered into an Extraordinary Transaction, as defined in the SST IV operating partnership agreement.
Effective March 17, 2021, in connection with the SST IV Merger, the SST IV Advisory Agreement was terminated and none of the aforementioned subordinated distributions or fees were paid. As a result of us acquiring SST IV and terminating such contracts, we recorded a write-off
of approximately $5.3 million related to the carrying value of the SST IV Advisory Agreement contract. Similarly, we recorded a write-off
of approximately $1.2 million related to our special limited partnership interest, which per the terms of the SST IV Merger Agreement, terminated without consideration.
As a result of the Self Administration Transaction, we recorded a deferred tax liability, which was the result of the difference between the GAAP carrying value of the SST IV Advisory Agreement and its carrying value for tax purposes. As we reduced the GAAP carrying value of such intangible asset, as noted above, we adjusted the value of our deferred tax liabilities by pro-rata
amounts, reducing the deferred tax liabilities in aggregate by approximately $1.4 million during the year ended December 31, 2021, and recorded such adjustment as Other income within the other line item in our consolidated statements of operations.
SSGT II Advisory Agreement
The SSGT II Advisor provides acquisition and advisory services to SSGT II pursuant to an advisory agreement (the “SSGT II Advisory Agreement”). In connection with the SSGT II private placement offering, SSGT II is required to reimburse the SSGT II Advisor for organization and offering costs from the SSGT II private offering pursuant to the SSGT II Advisory Agreement.
Effective as of April 30, 2020, SSGT II suspended its offering due to various factors, including the uncertainty relating to the ongoing
COVID-19
outbreak and its potential economic impact, the status of fundraising in the non-traded
REIT industry due to such uncertainty and the termination of its dealer manager agreement.
The SSGT II Advisor receives a monthly asset management fee equal to 0.1042%, which is one-twelfth
of 1.25%, of SSGT II’s aggregate asset value, as defined.
The SSGT II Advisor may also be potentially entitled to various subordinated distributions under SSGT II’s operating partnership agreement pursuant to the special limited partnership interest and its cash flow participation distribution rights. So long as the SSGT II Advisory Agreement has not been terminated (including by means of non-renewal),
SSGT II is required to pay the SSGT II Advisor a distribution from its operating partnership (other than net sale proceeds), pursuant to a special limited partnership interest, equal to 10.0% of any amount distributed to stockholders in excess of the amount required to provide stockholders with an annual aggregate distribution equal to 5.0% (reflective of the weighted average purchase price per share), cumulative within the subject calendar year (as adjusted for partial periods outstanding). Such distribution will be reconciled and paid annually. The cash flow participation distribution may be payable in cash or operating partnership units (or any combination thereof), at the election of the SSGT II Advisor.
Pursuant to SSGT II’s operating partnership agreement if SSGT II (1) lists its shares of common stock on a national exchange, (2) terminates the SSGT II Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in the SSGT II operating partnership agreement, the SSGT II Advisor may potentially be entitled to various subordinated distributions.
The SSGT II Advisory Agreement provides for reimbursement of the SSGT II Advisor’s direct and indirect costs of providing administrative and management services to SSGT II.
SST VI Advisory Agreement
The SST VI Advisor provides acquisition and advisory services to SST VI pursuant to an advisory agreement (the “SST VI Advisory Agreement”). In connection with the SST VI private placement offering, SST VI is required to reimburse the SST VI Advisor for organization and offering costs from the SST VI private offering pursuant to the SST VI Advisory Agreement.
Pursuant to the SST VI Advisory Agreement, the SST VI Advisor will receive acquisition fees equal to 1.00% of the contract purchase price of each property SST VI acquires plus reimbursement of any acquisition expenses that SST VI Advisor incurs. The SST VI Advisor also receives a monthly asset management fee equal to 0.0625%, which is one-twelfth
of 0.75%, of SST VI’s aggregate asset value, as defined.

The SST VI Advisor may also be potentially entitled to various subordinated distributions pursuant to the special limited partnership interest under SST VI’s operating partnership agreement if SST VI (1) lists its shares of common stock on a national exchange, (2) terminates the SST VI Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in the SST VI operating partnership agreement.
The SST VI Advisory Agreement provides for reimbursement of the SST VI Advisor’s direct and indirect costs of providing administrative and management services to SST VI.
Managed REIT Property Management Agreements
Our indirect subsidiaries, Strategic Storage Property Management IV, LLC, SS Growth Property Management II, LLC, and Strategic Storage Property Management VI, LLC (collectively the “Managed REITs Property Managers”), are entitled to receive fees for their services in managing the properties owned by the Managed REITs pursuant to property management agreements entered into between the owner of the property and the applicable Managed REIT’s Property Manager.
The Managed REITs’ Property Managers will receive a property management fee equal to 6% of the gross revenues from the properties, generally subject to a monthly minimum of $3,000 per property, plus reimbursement of the costs of managing the properties, and a one-time
fee of $3,750 for each property acquired that would be managed by the Managed REITs’ Property Managers. Reimbursable costs and expenses include wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties. Pursuant to the property management agreements, we through our Operating Partnership employ the on-site
staff for the Managed REITs’ properties.
The SST IV and SST VI property managers are or were entitled to a construction management fee equal to 5% of the cost of a related construction or capital improvement work project in excess of $10,000.
Effective March 17, 2021, in connection with the SST IV Merger, the SST IV property management contracts were terminated. As a result of us acquiring SST IV and terminating such contracts, we recorded a write-off
of approximately $1.9 million related to the carrying value of the SST IV property management contracts.
In connection with the Self Administration Transaction, we previously recorded a deferred tax liability, which is the result of the difference between the GAAP carrying value of the SST IV property management contracts and their carrying value for tax purposes. As we reduced the GAAP carrying value of such intangible assets, we adjusted the value of our deferred tax liabilities by pro-rata
amounts, reducing the deferred tax liabilities in aggregate by approximately $0.5 million, and recorded such adjustment as other income within the other line-item in our consolidated statement of operations.

Summary of Fees and Revenue Related to the Managed REITs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the years ended December 31, 2021, 2020, and 2019:

Managed REIT Platform Revenues	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Advisory agreement – SST IV (1)	$716,278	$3,211,661	$1,153,137
Advisory agreement – SSGT II	1,843,769	1,210,529	310,786
Advisory agreement – SST VI	178,282	—	—
Property management agreement – SST IV (1)	346,179	1,429,632	602,162
Property management agreement – SSGT II	709,533	371,751	91,594
Property management agreement – SST VI	99,602	—	—
Tenant Protection Program revenue – SST IV (3)	285,959	893,315	—
Tenant Protection Program revenue – SSGT II	636,671	257,602	37,269
Tenant Protection Program revenue – SST VI	158,662	—	254,148
Other Managed REIT revenue (2)	1,348,035	674,140	619,210

Total	$6,322,970	$8,048,630	$3,068,306

(1)	On March 17, 2021, we acquired SST IV and no longer earn such fees.
(2)	Such revenues primarily include construction management, development fees, and other miscellaneous revenues.
(3)	On March 17, 2021, we acquired SST IV and such revenue is now included in ancillary operating revenue in our consolidated statements of operations.
Reimbursable costs from Managed REITs includes reimbursement of SST IV (until the SST IV Merger Date), SSGT II, and SST VI Advisors’ direct and indirect costs of providing administrative and management services to the Managed REITs. Additionally, reimbursable costs includes reimbursement pursuant to the property management agreements for reimbursement of the costs of managing the Managed REITs’ properties, including wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties.
As of December 31, 2021 and 2020, we had receivables due from the Managed REITs totaling approximately $1.4 million, and $0.5 million, respectively. Such amounts are included in investments in and advances to the Managed REITs line-item in our consolidated balance sheets. Such amounts included unpaid amounts relative to the above table, in addition to other direct routine expenditures of the Managed REITs that we directly funded.
Investment in SSGT II OP
On September 21, 2020, a wholly-owned subsidiary of our Operating Partnership (the “Preferred Investor”), entered into a preferred unit purchase agreement (the “SSGT II Unit Purchase Agreement”) with SS Growth Operating Partnership II, L.P. (the “SSGT II OP”) and SSGT II. Pursuant to the terms of the SSGT II Unit Purchase Agreement, the Preferred Investor agreed to purchase, in one or more tranches, up to 1.6 million units of limited partnership interest in SSGT II OP (the “SSGT II Preferred Units”) for an aggregate of up to $40 million (the “SSGT II Investment”). Upon the closing of each tranche of the SSGT II Investment, the Preferred Investor was due an investment fee equal to 1% of the investment amount of such tranche.

The Preferred Investor received distributions, payable monthly in arrears, at a rate of 7.25% per annum from the date of investment until 180 days after the date of investment, 8.25% per annum from 181 days after the date of investment until 360 days after the date of investment, and 9.25% per annum thereafter (collectively, the “Pay Rate”). The proceeds of the SSGT II Investment may be used by SSGT II OP to finance self storage acquisition, development, and improvement activities, and working capital or other general partnership purposes. Each SSGT II Preferred Unit had a liquidation preference of $25.00, plus all accumulated and unpaid distributions. The foregoing distributions are payable monthly, and calculated on an actual/360 day basis, and any unpaid distributions accrue at the applicable Pay Rate.
On September 21, 2020, October 29, 2020, and November 4, 2020, the Preferred Investor invested approximately $6.5 million, $13 million, and $13 million, respectively, in the SSGT II Operating Partnership. On November 12, 2020, SSGT II redeemed $19 million of our SSGT II Preferred Units, reducing our investment in SSGT II Preferred Units to $13.5 million, which was recorded in investments in and advances to Managed REITs in our consolidated balance sheets as of December 31, 2020.
On January 21, 2021, SSGT II redeemed the remaining $13.5 million of our outstanding SSGT II Preferred Units.
As of December 31, 2021 and 2020, we were potentially required to purchase an additional $7.5 million in SSGT II Preferred Units.
For the years ended December 31, 2021 and 2020, we recorded income related to the SSGT II Preferred Units totaling approximately $0.1 million and $0.6 million, respectively, which is recorded within the Other line item in our consolidated statements of operations.
Investment in SST VI OP
On March 10, 2021, SmartStop OP made an investment of $5.0 million in SST VI OP, in exchange for common units of limited partnership interest in SST VI OP.
On March 11, 2021, SST VI OP, through a wholly-owned subsidiary, used these funds, in part, to acquire its first self storage facility in Phoenix, Arizona for approximately $16 million. In connection with SST VI OP’s acquisition of the Phoenix property, we provided a $3.5 million mezzanine loan to a wholly-owned subsidiary of SST VI OP with an initial interest rate of 8.5% and term of six months; as well as a 180 day extension option which was exercised and increased the interest rate to 9.25% for the remainder of the term.
On April 16, 2021, in connection with SST VI OP’s investment in a real estate joint venture property located in North York, Ontario Canada, we provided a $2.1 million term loan with similar terms as the mezzanine loan discussed above.
On November 12, 2021, SST VI OP repaid the outstanding balance on the $3.5 million mezzanine loan and the $2.1 million term loan along with all accrued interest. The loans were terminated in accordance with the mezzanine loan agreement and the term loan agreement without fees or penalties.
On December 30, 2021, in connection with SST VI’s acquisition of two self storage facilities, SmartStop OP entered into a mezzanine loan agreement with SST VI OP for up to $45 million (the “SST VI Mezzanine Loan”). The SST VI Mezzanine Loan required a commitment fee equal to 1.0% of the amount drawn at closing of the SST VI Mezzanine Loan. The SST VI Mezzanine Loan is secured by a pledge of the equity interest in the indirect, wholly-owned subsidiaries of SST VI that collectively currently own two self storage facilities in Florida. SST VI OP also serves as a non-recourse
guarantor.
The interest rate on the SST VI Mezzanine Loan is a variable rate equal to LIBOR plus 3%. Payments on the SST VI Mezzanine Loan are interest only until December 30, 2022, which is the initial maturity date of the SST VI Mezzanine Loan. SST VI OP may, in certain circumstances, extend the ultimate maturity date of the SST VI Mezzanine Loan through December 30, 2023 upon written notice to us, in which event the interest rate of the SST VI Mezzanine Loan will increase to LIBOR plus 4% per annum. The SST VI Mezzanine Loan may be prepaid in whole or in part at any time without fees or penalty and, in certain circumstances, equity interests securing the SST VI Mezzanine Loan may be released from the pledge of collateral. As of December 31, 2021, SST VI OP had borrowed $6.8 million pursuant to the SST VI Mezzanine Loan and we were potentially required to fund an additional $38.2 million.
Additionally, SmartStop OP already had a special limited partnership interest (the “SLP”), whereby SmartStop OP would receive a subordinated distribution upon certain returns on equity being met.
For the year ended December 31, 2021, we recorded a loss related to our equity interest in SST VI OP of approximately $0.6 million, which is recorded within the Other line item in our consolidated statements of operations.
Administrative Services Agreement
For the years ended December 31, 2021, and 2020, we incurred fees payable to SAM under the Administrative Services Agreement of approximately $0.2 million, and $1.9 million, respectively, which were recorded in the Managed REIT Platform expenses line item in our consolidated statements of operations. We recorded reimbursements from SAM of approximately $0.6 million and $0.4 million during the years ended December 31, 2021 and 2020, respectively, related to services provided to SAM as well as reimbursements of rent and overhead for the portion of the Ladera Office occupied by SAM, which were included in Managed REIT Platform revenue in our consolidated statement of operations.
As of December 31, 2021, a receivable of approximately $60,000 was due from SAM related to the Administrative Services Agreement and included in the other assets line in our consolidated balance sheet.
As of December 31, 2020, a receivable of approximately $50,000 was due from SAM related to the Administrative Services Agreement and included in the due to affiliates line in our consolidated balance sheet.